Other equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ (4,116)	$ (54)	₨ 1,661
Other equity interest
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ (4,116)		₨ 1,661	₨ 2,279